AAM S&P 500 High Dividend Value ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Communication Services - 9.5%
AT&T, Inc.	57,414	$1,105,219
Comcast Corporation - Class A	28,886	1,192,125
Interpublic Group of Companies, Inc.	37,202	1,196,788
Omnicom Group, Inc.	12,122	1,188,441
Verizon Communications, Inc.	27,730	1,123,620
		5,806,193

Consumer Discretionary - 8.6%
Best Buy Company, Inc.	12,539	1,084,874
Ford Motor Company	80,509	871,107
Hasbro, Inc.	18,513	1,193,348
LKQ Corporation	24,731	1,026,337
Tapestry, Inc.	27,612	1,106,965
		5,282,631

Consumer Staples - 9.0%
Altria Group, Inc.	22,246	1,090,276
Archer-Daniels-Midland Company	17,558	1,088,772
Conagra Brands, Inc.	36,841	1,117,019
Kraft Heinz Company	33,285	1,171,965
Molson Coors Beverage Company - Class B	20,612	1,089,344
		5,557,376

Energy - 9.3%
APA Corporation	36,329	1,133,101
Chevron Corporation	7,093	1,138,214
Kinder Morgan, Inc.	52,259	1,104,233
Valero Energy Corporation	7,392	1,195,434
Williams Companies, Inc.	25,889	1,111,674
		5,682,656

Financials - 9.1%
Huntington Bancshares, Inc.	73,730	1,102,264
Invesco, Ltd.	66,347	1,145,149
KeyCorp	69,668	1,123,745
Truist Financial Corporation	25,225	1,127,305
US Bancorp	24,572	1,102,791
		5,601,254

Health Care - 9.3%
AbbVie, Inc.	6,243	1,156,953
Bristol-Myers Squibb Company	24,632	1,171,498
CVS Health Corporation	18,791	1,133,661
Gilead Sciences, Inc.	14,967	1,138,390
Viatris, Inc.	94,022	1,133,905
		5,734,407

Industrials - 10.0%
3M Company	10,656	1,359,173
Cummins, Inc.	3,907	1,140,063
Snap-on, Inc.	4,073	1,169,073
Stanley Black & Decker, Inc.	12,734	1,344,965
United Parcel Service, Inc. - Class B	8,560	1,115,967
		6,129,241

Information Technology - 9.0%
Cisco Systems, Inc.	23,481	1,137,654
Hewlett Packard Enterprise Company	54,866	1,092,382
HP, Inc.	29,087	1,049,750
International Business Machines Corporation	5,978	1,148,613
Skyworks Solutions, Inc.	9,680	1,099,842
		5,528,241

Materials - 9.3%
Amcor PLC	109,132	1,149,160
CF Industries Holdings, Inc.	15,390	1,175,642
Dow, Inc.	20,632	1,123,825
International Paper Company	23,760	1,104,365
LyondellBasell Industries NV - Class A	11,546	1,148,365
		5,701,357

Real Estate - 9.3%
Alexandria Real Estate Equities, Inc.	9,518	1,116,366
Boston Properties, Inc.	16,404	1,169,769
Healthpeak Properties, Inc.	52,989	1,156,220
Host Hotels & Resorts, Inc.	64,031	1,121,183
Simon Property Group, Inc.	7,340	1,126,250
		5,689,788

Utilities - 7.4%
NextEra Energy, Inc.	14,587	1,114,301
NRG Energy, Inc.	14,827	1,114,546
Vistra Corporation	15,156	1,200,658
WEC Energy Group, Inc.	13,165	1,132,980
		4,562,485
TOTAL COMMON STOCKS (Cost $58,805,548)		61,275,629

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 5.23% (a)	230,246	230,246
TOTAL SHORT-TERM INVESTMENTS (Cost $230,246)		230,246

TOTAL INVESTMENTS - 100.2% (Cost $59,035,794)		61,505,875
Liabilities in Excess of Other Assets - (0.2)%		(133,547)
TOTAL NET ASSETS - 100.0%		$61,372,328

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	The rate shown represents the 7-day effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

AAM S&P 500 High Dividend Value ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$61,275,629	$–	$–	$61,275,629
Money Market Funds	230,246	–	–	230,246
Total Investments	$61,505,875	$–	$–	$61,505,875

Refer to the Schedule of Investments for further disaggregation of investment categories.